Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts payable	$ 3,807,558		$ 4,283,397
Accrued compensation and benefits	1,408,477		2,176,070
Accrued interest	338,594		558,358
Accrued financing lease	0	$ 641,558	446,890
Other accrued liabilities	841,419		879,397
Total accounts payable and accrued liabilities	$ 6,396,048	9,330,442	$ 9,343,659
Revision of Prior Period, Adjustment [Member]
Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts payable		5,312,678
Accrued compensation and benefits		1,981,452
Accrued interest		366,279
Accrued financing lease		641,558
Other accrued liabilities		1,028,475
Total accounts payable and accrued liabilities		$ 9,330,442